Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax assets (liabilities):
Current tax assets	$ 3,316	$ 286
Current tax liabilities	(10,565)	(6,225)
Total current tax assets (liabilities)	(7,249)	(5,939)
Non-current tax assets (liabilities):
Deferred tax assets	9,134	4,683
Deferred tax liabilities	(44,941)	(14,133)
Total non-current tax assets (liabilities)	$ (35,807)	$ (9,450)	$ 9,453